INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7: INTANGIBLE ASSETS, NET

Intangible assets consist of the following as of December 31, 2023:

Details	Useful life (years)	Cost	Accumulated Amortization	Net
Facilities’ lease	19	$33,500	$(29,394)	$4,106
Technologies	10-20	6,700	(5,691)	1,009
Customer relationships	15	2,600	(2,600)	-
Total identifiable intangible assets		$42,800	$(37,685)	$5,115

Intangible assets consist of the following as of December 31, 2022:

Details	Useful life (years)	Cost	Accumulated Amortization	Net
Facilities’ lease	19	$33,500	$(28,105)	$5,395
Technologies	10-20	6,692	(5,180)	1,512
Customer relationships	15	2,600	(2,476)	124
Total identifiable intangible assets		$42,792	$(35,761)	$7,031